Advances to Suppliers, Net - Schedule of Movement of the Allowance for Expected Credit Losses (Details) - Suppliers [Member] - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of the Allowance for Expected Credit Losses [Line Items]
Balance at beginning of the year	$ (254,612)	$ (113,202)
Current period addition	(175,053)	(129,535)
Foreign exchange difference	2,181	(2,287)
Balance at end of the year	$ (427,484)	$ (245,024)